Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") was organized as a Delaware statutory trust on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Trust was known as the iShares® GSCI® Commodity-Indexed Trust. BlackRock Asset Management International Inc. ("BAMII") is the "Sponsor" of the Trust and "Manager" of the iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool"). BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust is governed by the Amended and Restated Trust Agreement, dated as of September 12, 2007 (the "Trust Agreement"), among the Sponsor, the Trustee and Wilmington Trust Company (the "Delaware Trustee"). The Trust issues units of beneficial interest ("Shares") representing fractional undivided beneficial interests in its net assets. Substantially all of the net assets of the Trust consist of its holdings of the limited liability company interests of a commodity pool, which are the only securities in which the Trust may invest. That commodity pool, iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, holds long positions in futures contracts on the S&P GSCI™ Excess Return Index listed on the Chicago Mercantile Exchange called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions. Margin has to be posted at the time the CERF position is established.

It is the objective of the Trust that the performance of the Shares will correspond generally to the performance of the S&P GSCI™ Total Return Index before payment of the Trust's and the Investing Pool's expenses.

The Trust and the Investing Pool are each commodity pools, as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC") and are operated by BAMII, a commodity pool operator registered with the CFTC. BAMII is an indirect subsidiary of BlackRock, Inc.

The Trustee has the absolute right to reject any creation order, including, without limitation, creation orders that the Trustee has determined would have adverse tax or other consequences to the Trust, its shareholders or the Investing Pool. The Trust disclosed through a filing on Form 8-K on August 21, 2009 that the Trustee expected to reject any creation orders for Shares of the Trust upon the Trust reaching Shares outstanding of approximately 55,900,000 in order to continue to manage the assets of the Trust and the Investing Pool consistent with their investment objective. The Trust received creation orders on August 24, 2009 that would have exceeded that number of Shares, and accordingly stopped accepting further creation orders temporarily. The Trust resumed accepting creation orders on April 27, 2010.

The accompanying unaudited financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and with the instructions for Form 10-Q and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC"). In the opinion of management, all material adjustments, consisting only of normal recurring adjustments, considered necessary for a fair statement of the interim period financial statements have been made. Interim period results are not necessarily indicative of results for a full-year period. These financial statements and the notes thereto should be read in conjunction with the Trust's financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

The Trust is not an investment company registered under the Investment Company Act of 1940, as amended.

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") was organized as a Delaware statutory trust on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Trust was known as the iShares® GSCI® Commodity-Indexed Trust. BlackRock Asset Management International Inc. ("BAMII") is the "Sponsor" of the Trust and "Manager" of the iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool"). BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust is governed by the Amended and Restated Trust Agreement, dated as of September 12, 2007 (the "Trust Agreement"), among the Sponsor, the Trustee and Wilmington Trust Company (the "Delaware Trustee"). The Trust issues units of beneficial interest ("Shares") representing fractional undivided beneficial interests in its net assets. Substantially all of the net assets of the Trust consist of its holdings of the limited liability company interests of a commodity pool, which are the only securities in which the Trust may invest. That commodity pool, iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, holds long positions in futures contracts on the S&P GSCI™ Excess Return Index listed on the Chicago Mercantile Exchange called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions. Margin has to be posted at the time the CERF position is established.

It is the objective of the Trust that the performance of the Shares will correspond generally to the performance of the S&P GSCI™ Total Return Index before payment of the Trust's and the Investing Pool's expenses.

The Trust and the Investing Pool are each commodity pools, as defined in the regulations of the Commodity Futures Trading Commission ("CFTC") and are operated by BAMII, a commodity pool operator registered with the CFTC. BAMII is an indirect subsidiary of BlackRock, Inc.

The Trustee has the absolute right to reject any creation order, including, without limitation, creation orders that the Trustee has determined would have adverse tax or other consequences to the Trust, its shareholders or the Investing Pool. The Trust disclosed through a filing on Form 8-K on August 21, 2009 that the Trustee expected to reject any creation orders for Shares of the Trust upon the Trust reaching Shares outstanding of approximately 55,900,000 in order to continue to manage the assets of the Trust and the Investing Pool consistent with their investment objective. The Trust received creation orders on August 24, 2009 that would have exceeded that number of Shares, and accordingly stopped accepting further creation orders temporarily. The Trust resumed accepting creation orders on April 27, 2010.

Neither the Trust nor the Investing Pool is an investment company registered under the Investment Company Act of 1940, as amended.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool") is a limited liability company organized under the laws of the State of Delaware on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Investing Pool was known as the iShares® GSCI® Commodity-Indexed Investing Pool LLC. BlackRock Asset Management International Inc. (the "Manager") is responsible for the administration of the Investing Pool. The Investing Pool holds long positions in futures contracts on the S&P GSCI™ Excess Return Index ("S&P GSCI-ER") listed on the Chicago Mercantile Exchange (the "CME") called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions.

It is the objective of the Investing Pool that its performance will correspond generally to the performance of the S&P GSCI™ Total Return Index (the "Index") before payment of the Investing Pool's expenses.

The Investing Pool is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC") and is operated by the Manager, a commodity pool operator registered with the CFTC. The Manager is an indirect subsidiary of BlackRock, Inc. BlackRock Fund Advisors (the "Advisor"), an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Investing Pool and is registered with the CFTC.

The Investing Pool is not an investment company registered under the Investment Company Act of 1940, as amended.

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool") is a limited liability company organized under the laws of the State of Delaware on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Investing Pool was known as the iShares® GSCI® Commodity-Indexed Investing Pool LLC. BlackRock Asset Management International Inc., (the "Manager") is responsible for the administration of the Investing Pool. The Investing Pool holds long positions in futures contracts on the S&P GSCI™ Excess Return Index ("S&P GSCI-ER") listed on the Chicago Mercantile Exchange (the "CME") called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions.

It is the objective of the Investing Pool that its performance will correspond generally to the performance of the S&P GSCI™ Total Return Index (the "Index") before payment of the Investing Pool's expenses.

The Investing Pool is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission ("CFTC") and is operated by the Manager, a commodity pool operator registered with the CFTC. The Manager is an indirect subsidiary of BlackRock, Inc. BlackRock Fund Advisors (the "Advisor"), an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Investing Pool and is registered with the CFTC.

The Investing Pool is not an investment company registered under the Investment Company Act of 1940, as amended.